Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details) - Brazil - Foreign defined benefit plans	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Long-term inflation rate	3.50%	3.50%
Growth rate for medical costs	6.61%	6.61%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	11.07%	8.90%
Nominal rate of salary increase	4.57%	4.57%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	11.67%	9.18%
Nominal rate of salary increase	6.60%	6.60%